N-2	Aug. 24, 2022
Cover [Abstract]
Entity Central Index Key	0001260729
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	GABELLI DIVIDEND & INCOME TRUST
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	800
Local Phone Number	422-3554
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
Contact Personnel Name	John C. Ball